RELATED PARTY TRANSACTIONS (Narrative) (Details) ¥ in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 26, 2011	Jan. 25, 2012 CNY (¥) shares	Jan. 25, 2012 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2015 CNY (¥)	Oct. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2011 USD ($)
Dr Jin Huang [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Minimum percentage of interest in voting power held by related party	10.00%
Campus [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Aggregate consideration paid for shares purchased by related party		¥ 311,505	$ 50,000
Fair value of the Participation Agreement to be expensed											¥ 215,274	$ 34,554			$ 50,000
Share-based compensation				¥ 0	$ 0	¥ 0	$ 0	¥ 44,686	$ 7,222
Campus [Member] | Class A Shares [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Maximum shares agreed to be purchased by related party | $			$ 50,000
Shares charged in favor of Spin-Rich to secure campus' obligations under the Participation Agreement				60,606	60,606
Shares purchased by related party		398,153	398,153
Campus [Member] | Class B Shares [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Shares charged by Spin-Rich in favor of campus to secure campus' agreed-upon minimum return on its investment under the Participation Agreement				202,592	202,592
Executive Principal of Ambow Research Center [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Interest Bearing Short Term Borrowings						¥ 2,000							$ 2,000
Noninterest Bearing Short Term Borrowings										$ 1,960				¥ 1,960
Debt Instrument, Interest Rate, Stated Percentage						24.00%				24.00%				24.00%
Repayments of Related Party Debt | ¥								¥ 3,960